Debt Arrangements (Tables)	9 Months Ended
Mar. 31, 2023
Debt Arrangements [Abstract]
Schedule of debt
	As of March 31, 2023	As of June 30, 2022
Convertible promissory notes	$—	$89,663
Term loans	53,979	25,443
PPP Loan	—	2,000
Total debt	53,979	117,106
Less: debt, current	(53,979)	(115,106)
Total debt, noncurrent	$—	$2,000

Schedule of maturities of debt
As of March 31, 2023
2023 (remaining)	$—
2024	—
2025	55,000
Total future payments on debt obligations	$55,000